Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Ordinary Shares		Additional paid-in Capital	Accumulated Other comprehensive loss	Accumulated deficit	Total
BALANCE at Jun. 30, 2024		$ 4,945	[1]	$ 29,876,423	$ (45,766)	$ (21,616,903)	$ 8,218,699
BALANCE (in Shares) at Jun. 30, 2024	[1]	494,488,908
Share-based compensations				301,385			301,385
Net loss						(1,853,613)	(1,853,613)
Foreign currency translation adjustment					48,881		48,881
BALANCE at Dec. 31, 2024		$ 4,945	[1]	30,177,808	3,115	(23,470,516)	6,715,352
BALANCE (in Shares) at Dec. 31, 2024	[1]	494,488,908
BALANCE at Jun. 30, 2025		$ 4,945	[1]	30,121,231	(64,786)	(25,201,116)	4,860,274
BALANCE (in Shares) at Jun. 30, 2025	[1]	494,488,908
Share-based compensations				1,637,031			1,637,031
Net loss						(5,317,987)	(5,317,987)
Foreign currency translation adjustment					40,065		40,065
BALANCE at Dec. 31, 2025		$ 4,945	[1]	$ 31,758,262	$ (24,721)	$ (30,519,103)	$ 1,219,383
BALANCE (in Shares) at Dec. 31, 2025	[1]	494,488,908

[1]	Giving retroactive effect to the 38-for-1 share split effected on June 13, 2025.